SCHEDULE OF BORROWING OF THE GROUP TO INTEREST RATE CHANGES AND CONTRACTUAL REPAYMENT DATES (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 441,698	$ 503,606
Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Total	16,824	17,286
Later than six month and not later than twelve months [member]
IfrsStatementLineItems [Line Items]
Total	17,102	17,493
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	152,318	155,600
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Total	$ 255,454	$ 313,227